Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Penson Futures [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2011 Corporate and Other [Member]	Sep. 30, 2012 Trading Rights [Member]	Dec. 31, 2012 Trading Rights [Member]	Dec. 31, 2011 Trading Rights [Member]	Sep. 30, 2012 Customer and Broker Relationships [Member]	Dec. 31, 2012 Customer and Broker Relationships [Member]	Dec. 31, 2011 Customer and Broker Relationships [Member]	Sep. 30, 2012 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Sep. 30, 2012 Asset Management Reporting Unit [Member]	Sep. 30, 2012 Institutional Fixed Income Sales and Trading Reporting Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges	$ 12,100,000																$ 12,100,000	$ 114,300,000
Finite lived intangible asset impairment of customer relationships	15,300,000							11,900,000			3,400,000			1,400,000
Goodwill written off							1,000,000
Increase goodwill as result of the acquisition of certain assets and liabilities				2,417,000
Amortization period, in years		11 years	12 years		1 year	17 years			7 years	14 years		13 years	12 years		3 years	2 years
Increase in intangible assets as result of the acquisition of certain assets and liabilities				$ 3,500,000